Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Central Index Key	0000808439
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-16050
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Giborei Israel 7
Entity Address, City or Town	Netanya
Entity Address, Postal Zip Code	4250407
Entity Address Country	IL
Title of 12(b) Security	Ordinary Shares, NIS 0.90 Par Value
Trading Symbol	TATT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	8,874,696
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1309
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ehud Ben-Yair
Contact Personnel Email Address	ehudb@tat-technologies.com
Entity Address, Address Line One	7 Giborei Israel St
Entity Address, City or Town	Natanya
Entity Address, Postal Zip Code	4250407
Entity Address Country	IL
City Area Code	972
Local Phone Number	54-4522565